Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Cash flow hedge realized	Dec. 31, 2010 Cash flow hedge unrealized	Dec. 31, 2013 Interest Rate Swaps	Dec. 31, 2012 Interest Rate Swaps	Dec. 31, 2011 Interest Rate Swaps	Dec. 31, 2012 Interest Rate Swaps Due to early loan repayment	Dec. 31, 2012 Interest Rate Swaps Deposited in cash collateral
Interest rate swaps and cap floor agreements:
Number of interest rate swap held						9	12	7
Notional amount of interest rate swaps						$ 2,143,000	$ 2,700,000	$ 989,000
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income				(27,776)	(35,992)
Reclassification of losses on previously designated cash flow hedges to interest and finance costs	0	22,904	9,816						13,088
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to depreciation and amortization	1,036	1,034	722
Amount reclassified to other component of Accumulated Other Comprehensive Income	0	0	3,272
Amount reclassified from other component of Accumulated Other Comprehensive Income	0	0	(3,272)
Estimated net amount of existing losses to be reclassified within twelve months	(1,034)
Security deposits, current		8,000
Restricted cash, current	$ 3,561	$ 37,321								$ 6,000